INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets (Liabilities)
Components of the Company's deferred tax assets (liabilities) are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Net operating loss carry forwards	$5,498	$4,931
Other	500	920

Deferred tax assets, before valuation allowance	5,998	5,851
Valuation allowance	(3,952)	(3,984)

Total deferred tax assets, net of valuation allowance	2,046	1,867

Deferred tax liabilities:
Intangible assets	(5,248)	(4,523)
Capitalized software development costs	(148)	(338)

Total deferred tax liabilities	(5,396)	(4,861)

Deferred tax liability, net	$(3,350)	$(2,994)

Domestic:

	December 31,
	2012	2013

Current deferred tax asset, net	$360	$110
Current deferred tax liability	(971)	(659)
Non-current deferred tax asset, net	140	73
Long-term deferred tax liability	(2,879)	(2,518)

	$(3,350)	$(2,994)

Schedule of the Reconciliation of the Effective Tax Rate
Reconciliation of the Company's effective tax rate to the statutory tax rate in Israel:

	Year ended December 31,
	2011	2012	2013

Income before taxes on income	$5,840	$6,007	$2,647

Statutory tax rate in Israel	24%	25%	25%

Theoretical income tax expense	$1,402	$1,502	$662
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits (*)	(1,751)	(1,369)	(1,091)
Non-deductible expenses	78	757	2,406
Previous years taxes	(156)	-	(672)
Tax on previously distributed dividend from tax-exempt income	-	812	-
Loss and timing differences for which no deferred taxes were recorded	994	1,009	247
Change in statutory tax rate	-	-	757
Tax adjustment in respect of different tax rate of foreign subsidiaries	(400)	(151)	78
Other	5	(87)	(50)

Taxes on income	172	2,473	2,337

(*) Benefit per Ordinary share, resulting from " Preferred Enterprise " status:
Basic	$0.18	$0.13	$0.18
Diluted	$-	$0.13	$0.17

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Deferred tax benefit	$(1,140)	$(172)	$(356)
Current taxes	1,312	2,645	2,693

	$172	$2,473	$2,337

Schedule of Unrecognized Tax Benefits
Reconciliation of the beginning and ending balances of unrecognized tax benefits

	December 31,
	2012	2013
Balance at January 1	$2,151	$3,952
Additions for prior year tax positions	622	115
Decrease related to settlement with tax authorities (refer to note 2l)	-	(3,844)
Additions in tax positions for current year	1,179	351

Balance at December 31	$3,952	$574

Schedule of Income (Loss) Before Taxes
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$8,325	$8,530	$3,253
Foreign - U.S.A	(2,485)	(2,523)	(606)

	$5,840	$6,007	$2,647